Distribution of Income from Operations, excluding Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 33,161	$ 20,879	$ 91,489	$ 49,251
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	20,105	(435)	46,002	(4,961)
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	(294)	5,261	10,461	22,229
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	11,135	13,956	28,504	24,875
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 2,215	$ 2,097	$ 6,522	$ 7,108